Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost at January 1, 2023	49.7	10.7	12.9	13.5	11.0	97.8
Accumulated Depreciation at January 1, 2023	(5.0)	(5.4)	(5.3)	(1.4)	(3.4)	(20.6)
Net book value at January 1, 2023	44.7	5.3	7.5	12.1	7.6	77.2

Six month period ended June 30, 2023
Opening net book value	44.7	5.3	7.5	12.1	7.6	77.2
Additions	8.4	0.5	4.1	3.7	2.1	19.0
Disposals	(0.2)	—	—	—	—	(0.3)
Depreciation	(3.4)	(1.2)	(3.2)	(0.9)	(1.4)	(10.1)
Currency Translation	(1.0)	(0.1)	—	(0.3)	(0.1)	(1.5)
Net book value at June 30, 2023	48.6	4.5	8.5	14.6	8.2	84.3

Cost at June 30, 2023	56.6	10.9	17.0	16.9	12.9	114.3
Accumulated Depreciation at June 30, 2023	(8.0)	(6.4)	(8.5)	(2.3)	(4.8)	(30.0)
Net book value at June 30, 2023	48.6	4.5	8.5	14.6	8.2	84.3

Cost at January 1, 2024	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation at January 1, 2024	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value at January 1, 2024	49.6	6.1	9.4	16.5	11.9	93.6

Six month period ended June 30, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	17.4	0.4	5.4	3.8	3.5	30.5
Depreciation	(5.7)	(1.5)	(4.3)	(1.4)	(1.5)	(14.4)
Currency Translation	1.3	0.2	—	0.5	0.2	2.1
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7

Cost at June 30, 2024	80.1	14.4	27.1	24.3	21.8	167.6
Accumulated Depreciation at June 30, 2024	(17.6)	(9.1)	(16.5)	(4.9)	(7.8)	(55.9)
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7